Marathon Value Portfolio
Marathon Value Portfolio
Investment Objective:
The investment objective of the Marathon Value Portfolio (the “Fund”) is to provide shareholders with long-term capital appreciation in a well-diversified portfolio.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Marathon Value Portfolio Marathon Value Portfolio Predecessor Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of Offering Price)	none
Maximum Deferred Sales Charge (Load) (as a % of Offering Price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of the amount redeemed within 30 days of purchase)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Marathon Value Portfolio Marathon Value Portfolio Predecessor Fund
Management Fees	[1]	1.20%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		1.20%
[1]	The Funds adviser (the Adviser) provides investment advisory services and pays most of the Funds operating expenses (with certain exceptions) in return for a universal fee.
[2]	Based on estimated amounts for the current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Marathon Value Portfolio Marathon Value Portfolio Predecessor Fund	122	381	660	1,455

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s portfolio turnover rate was 12.52% of the average value of its portfolio.

Principal Investment Strategies.

The Fund invests primarily in common and preferred stocks (including common stock equivalents such as rights and warrants) of U.S. companies that have potential “value” in the Adviser’s judgment. The Fund will invest in shares of companies that the Adviser believes will appreciate in value over time and that are either underpriced or reasonably priced in relation to their worth as a business. The Fund may purchase stock of a company that is labeled a “growth” company, provided that the Adviser believes that the company’s stock is selling at a reasonable price relative to its value. The Adviser intends for the Fund to provide investors with exposure to a wide number of industries. The Adviser’s decision to purchase a stock is made without regard to the market capitalization of the company or its weighting in any market index. The Fund may invest in companies of any market capitalization, which includes large-, mid-, and small-cap securities.

In valuing a company, the Adviser takes a long-term approach, with an emphasis on management strength and the fundamental profitability of the company’s business. The Fund may also purchase a company’s stock if the Adviser’s assessment of the private market value of the company (i.e., the price at which knowledgeable buyers and sellers would exchange a comparable business) exceeds, by a material amount, the price of the security.

The Fund also may invest in longer term debt securities (maturities greater than 270 days), convertible debt securities, exchange-traded funds (ETFs), real estate investment trusts (REITs), options and convertible preferred stocks. The Fund may also invest in leveraged or inverse ETFs. The Fund may invest in lower-rated debt securities of a company if the Adviser believes that the company’s junk bonds offer more potential for participating in the company’s long-term prospects than could be achieved by investing in the company’s other available securities. The Fund may invest up to 5% of its assets in junk bonds, rated at the time of purchase, BB/Ba or lower by S&P or Moody’s or, unrated, but determined to be of comparable quality by the Adviser. The Fund may retain securities that are subsequently downgraded or in default, or the Adviser may sell them in an orderly manner. The Fund also may invest up to 15% of its assets, measured at the time of purchase, in equity or debt securities of any maturity of foreign issuers, directly or through American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national markets and currencies.

The Fund intends to remain substantially invested in shares of common stock and preferred stock and other equity securities. If, however, the Adviser believes that sufficient investment opportunities that meet the Fund’s investment criteria are not available the Fund may invest up to 20% of its total assets, measured at the time of purchase, in money market funds, investment grade money market instruments, fixed income securities (including investment grade corporate bonds or notes, U.S. government or government agency securities and mortgage-backed securities), repurchase agreements, commercial paper, other short-term debt securities (maturities of 270 days or less) and cash equivalents. As a result of holding cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may not achieve its investment objective when holding a substantial cash position.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program. Many factors affect the Fund's net asset value and performance.

• Market Risk. The prices of securities held by the Fund may decline in response to certain events affecting the markets. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

• Value Risk. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company and other factors. Securities purchased by the Fund that do not realize their full economic value may reduce the Fund’s return.

• Growth Risk. Growth-oriented securities purchased by the Fund may involve large price swings and potential for loss. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

• Management Risk. The Adviser’s investment approach may fail to produce the intended results.

• Small-Cap and Mid-Cap Risk. Stocks of small-capitalization and mid-capitalization companies are more risky than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. As a result, small- and mid-cap stocks may be significantly more volatile than larger-cap stocks.

• Foreign Securities Risk. When the Fund invests in foreign securities (whether directly or through ADRs), including investments in other investment companies that hold a portfolio of foreign securities, it will be subject to additional risks not typically associated with investing in U.S. Government securities and securities of domestic companies. These risks are heightened to the extent that the Fund invests in securities of foreign companies in emerging markets.

• Preferred Stock Risk. Preferred stock may be subject to a number of risks, including that the issuer, under certain conditions, may skip or defer dividend payments for long periods of time. In addition, holders of preferred stock typically do not have any voting rights, except in cases when dividends are in arrears beyond stated time periods.

• Fixed Income Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

• Junk Bond Risk. To the extent the Fund invests in high yield securities (junk bonds), it will be subject to greater levels of interest rate, liquidity and credit risks than funds that do not invest in such securities.

• Investment Company Securities Risk. When the Fund invests in other investment companies, such as other mutual funds, ETFs or closed-end funds, it indirectly bears its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivatives by the underlying funds).

• REIT Risk. To the extent the Fund invests in REITs, it is subject to risks generally associated with investing in real estate, such as possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, changes in interest rates, and environmental problems.

• Government Securities Risks. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. Government securities owned by the Fund does not imply that the Fund’s shares are guaranteed or that the price of the Funds’ shares will not fluctuate.

• Leveraged or Inverse ETF Risk. The net asset value and market price of these ETFs is generally more volatile than the value of the tracked index (or sector, currency or other benchmark), or of other ETFs that do not use leverage. This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment objectives than other funds that do not use such techniques.

Performance.

The Annual Returns bar chart below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance through December 31, 2012. The Average Annual Total Returns table also provides some indication of these risks by showing how the average annual returns of the Fund’s shares compare with those of a broad measure of market performance. The information shown assumes reinvestments of dividends and distributions. Remember that past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund was reorganized on March 8, 2013 from a series of the Unified Series Trust, an Ohio business trust (the “Predecessor Fund”), to a series of Northern Lights Fund Trust III, a Delaware statutory trust (the “Reorganization”). The Predecessor Fund commenced operations on December 18, 2002. Shareholders of the Predecessor Fund received shares of the Fund in the Reorganization. The Predecessor Fund is the successor to the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Original Fund”), which commenced operations on March 12, 1998.

The Adviser began providing investment advisory services to the Original Fund on March 28, 2000. The Fund is the continuation of the Predecessor Fund and has substantially the same investment objectives, strategies and investment policies as the Original Fund and the Predecessor Fund. Therefore, performance information includes performance of the Predecessor Fund.

Predecessor Fund Calendar Year Returns as of December 31

Best Quarter:	2ndQuarter 2003	14.92%
Worst Quarter:	4th Quarter 2008	(16.83)%

Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns Marathon Value Portfolio		Label	1 Year	5 Years	10 Years
Marathon Value Portfolio Predecessor Fund		Return Before Taxes	12.91%	4.19%	8.01%
Marathon Value Portfolio Predecessor Fund Return After Taxes on Distributions	[1][2]		12.64%	3.96%	7.69%
Marathon Value Portfolio Predecessor Fund Return After Taxes on Distributions and Sale of Fund Shares	[1][3]		8.74%	3.57%	7.00%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[4]		16.00%	1.66%	7.10%
[1]	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
[2]	Return After Taxes on Distributions shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that Fund shares are still held at the end of the period.
[3]	Return After Taxes on Distributions and Sale of Fund Shares shows the effect of both taxable distributions and any taxable gain or loss that would be realized if Fund shares were sold at the end of the specified period. In certain cases, the figure representing Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. A higher after tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
[4]	The S&P 500 Index measures the performance of 500 widely held, large-capitalization U.S. common stocks weighted by market value. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if expenses and taxes were deducted, the actual returns of the Index would be lower).